Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	75,335,399	83,993,678	115,651,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	20,000	32,000
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	17,455,000	20,409,000
Number of other HSBC securities held (in shares)	228,000	228,000
Shareholdings, options and other securities of key management personnel (in shares)	17,703,000	20,669,000